Disclosures on Financial Instruments - Summary of aging of Trade and Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 1,476.6	₨ 111,726.9	$ 189,961.7	₨ 189,961.7
Finance receivables	4,107.5	310,790.7		336,246.9
Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for trade receivables	(147.3)	(11,140.0)	(9,701.0)
Allowance for finance receivables	(86.1)	(6,513.7)		(8,330.5)
Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,079.2	81,661.5	150,574.7
Finance receivables	3,954.3	299,194.2		330,267.5
Not due [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for trade receivables	(4.4)	(330.3)	(324.1)
Allowance for finance receivables	(69.9)	(5,290.4)		(6,082.0)
Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	259.5	19,638.2	30,955.5
Finance receivables	91.5	6,928.7		4,100.3
Overdue up to 3 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for trade receivables	(2.2)	(163.8)	(131.0)
Allowance for finance receivables	(4.2)	(314.3)		(194.4)
Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	43.2	3,263.7	2,333.2
Overdue 3-6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for trade receivables	(4.9)	(372.1)	(183.7)
Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	94.7	7,163.5	6,098.3
Overdue more than 6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for trade receivables	(135.8)	(10,273.8)	(9,062.2)
Overdue more than 6 months [Member] | Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables overdue more than six months, considered recoverable		4,713.5		5,130.8
Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	61.7	4,667.8		1,879.1
Later than three months [member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for finance receivables	(12.0)	(909.0)		(2,054.1)
Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,623.9	122,866.9	199,662.7
Finance receivables	4,193.6	317,304.4		344,577.4
Cost [Member] | Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,083.6	81,991.8	150,898.8
Finance receivables	4,024.2	304,484.6		336,349.5
Cost [Member] | Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	261.7	19,802.0	31,086.5
Finance receivables	95.7	7,243.0		4,294.7
Cost [Member] | Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	48.1	3,635.8	2,516.9
Cost [Member] | Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	230.5	17,437.3	$ 15,160.5
Cost [Member] | Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	$ 73.7	₨ 5,576.8		₨ 3,933.2